Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized On The Balance Sheet, And Amounts Recognized In Accumulated Other Comprehensive Loss (Pretax)

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Change in Benefit Obligations
Beginning of year	$30,582	$29,217	$27,369	$25,718
Service cost	358	307	359	299
Interest cost	1,449	1,590	1,284	1,421
Plan amendments	183	(485)	(1,826)	–
Actuarial loss, net	6,074	3,360	1,402	1,687
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Annuity purchase	(8,352)	–	–	–
Settlements paid	(786)	(843)	–	–

End of Year	$26,773	$30,582	$26,844	$27,369

Change in Plan Assets
Beginning of year	$24,110	$25,814	$2,628	$2,945
Actual return on plan assets	2,326	1,191	312	63
Company contributions	3,719	512	1,461	1,376
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Settlements paid	(786)	(843)	–	–
Annuity purchase	(8,352)	–	–	–

End of year	$18,282	$24,110	$2,657	$2,628

Funded Status

End of year	$(8,491)	$(6,472)	$(24,187)	$(24,741)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Amounts recognized on the balance sheet
Noncurrent assets	$236	$289	$–	$–
Current liabilities	(129)	(195)	(766)	(735)
Noncurrent liabilities	(8,598)	(6,566)	(23,421)	(24,006)

Total	$(8,491)	$(6,472)	$(24,187)	$(24,741)

Amounts recognized in Accumulated Other Comprehensive Income (Pretax)
Prior Service Cost	$181	$(3)	$(2,247)	$(510)

Total	$181	$(3)	$(2,247)	$(510)

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2012	2011
Projected benefit obligation	$26,351	$29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	17,623	22,916

Benefit Or (Income) Cost Related To Pension And Postretirement Health Care And Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2012	2011	2010	2012	2011	2010
Service cost	$358	$307	$353	$359	$299	$305
Amortization of prior service cost (credit)	(1)	72	109	(89)	(57)	375

Subtotal	357	379	462	270	242	680
Expected return on plan assets	(1,795)	(1,976)	(2,176)	(171)	(163)	(252)
Interest cost	1,449	1,590	1,797	1,284	1,421	1,639

Subtotal	11	(7)	83	1,383	1,500	2,067
Remeasurement (gain) loss, net	5,542	4,146	(166)	1,262	1,787	758

Net periodic benefit (income) cost	5,553	4,139	(83)	2,645	3,287	2,825
Curtailment and termination benefits	–	–	860	–	–	386

Total	$5,553	$4,139	$777	$2,645	$3,287	$3,211

Other Pretax Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Prior service cost	$183	$(485)	$(1,826)	$–
Reversal of amortization items
Prior service cost	1	(72)	89	57

Total recognized in other comprehensive (income) loss (pretax)	$184	$(557)	$(1,737)	$57

Weighted-Average Assumptions Used In Determining Benefit Obligations

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2012	2011	2012	2011
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

Weighted-Average Assumptions Used In Determining Net Periodic Cost

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2012	2011	2010	2012	2011	2010
Discount Rate	5.00%	5.75%	6.25%	5.00%	5.75%	6.25%
Expected return on plan assets	7.50	8.00	8.50	7.00	6.00	8.25
Rate of compensation increases	3.00	3.00	4.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2012	2011	2010
Healthcare cost trend rate assumed for next year	7.00%	7.50%	7.75%
Rate to which cost trend rate gradually declines	5.00	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2016

Effects Of One Percentage Point Change In Assumed Health Care Cost Trend Rates

A one percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2012 service and interest cost	$232	$(187)
Effect on postretirement benefit obligation as of December 31, 2012	3,251	(2,669)

Reconciliation Of Beginning And Ending Balance Of Pension Plan Assets Measured At Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

				(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2011	$180	$1,769	$5,849	$716	$8,514
Actual gain (loss) on plan assets	(4)	258	477	(4)	727
Purchases and sales	48	43	(203)	(50)	(162)
Transfers in and/or out	(35)	88	(68)	–	(15)

Balance at December 31, 2011	$189	$2,158	$6,055	$662	$9,064
Actual gain on plan assets	12	84	146	43	285
Purchases and sales	(14)	(224)	(1,162)	(147)	(1,547)
Transfers in	9	–	–	–	9

Balance at December 31, 2012	$196	$2,018	$5,039	$558	$7,811

Expected Benefit Payments To Retirees

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2013	$3,487	$1,662
2014	2,513	1,670
2015	2,315	1,665
2016	1,782	1,614
2017	1,686	1,567
2018-2022	6,703	7,174

Schedule Of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2010	$1,638	$1,217	$(1,307)	$21	$1,569
2011	1,569	32	(474)	(14)	1,113
2012	1,113	396	(531)	32	1,010

Postretirement Benefit Plans
Fair Values For Plans By Asset Category

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2012 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$291	$13	$278	$–
Equity securities	1,753	1,004	749	–
Fixed income securities
U.S. Treasuries and agencies	118	80	38	–
Corporate bonds	192	11	181	–
International bonds	189	72	117	–
Other	114	–	114	–

Total	$2,657	$1,180	$1,477	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2011 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$281	$22	$259	$–
Equity securities	1,695	951	744	–
Fixed income securities
U.S. Treasuries and agencies	85	58	27	–
Corporate bonds	119	26	93	–
International bonds	192	67	125	–
Other	210	–	210	–
Other	46	–	46	–

Total	$2,628	$1,124	$1,504	$–

Pension
Fair Values For Plans By Asset Category

Pension Plans

The fair values for the pension plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,618	$1,586	$32	$–
Equity securities	2,944	2,469	475	–
Fixed income securities
U.S. Treasuries and agencies	1,589	1,125	464	–
Corporate bonds	2,456	35	2,225	196
International bonds	601	140	461	–
Other	210	–	210	–
Real estate	2,018	–	–	2,018
Other
Private equity	5,039	–	–	5,039
Hedge funds	1,807	–	1,249	558

Total	$18,282	$5,355	$5,116	$7,811

The fair values for the pension plans by asset category at December 31, 2011 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,215	$1,184	$31	$–
Equity securities	6,829	5,704	1,125	–
Fixed income securities
U.S. Treasuries and agencies	1,796	1,239	557	–
Corporate bonds	2,140	65	1,886	189
International bonds	1,163	158	1,005	–
Other	359	–	359	–
Real estate	2,158	–	–	2,158
Other
Private equity	6,109	–	54	6,055
Hedge funds	2,341	–	1,679	662

Total	$24,110	$8,350	$6,696	$9,064